Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 45,211,498	$ 39,178,089
Less: allowance for credit losses	(320,337)	(398,880)	$ (67,088)
Accounts receivable, net	$ 44,891,161	$ 38,779,209